Fair Value of Financial Assets and Liabilities - Schedule of Classifies Assets and Liabilities Measured at Fair Value on a Non-recurring Basis (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value [Member]
ASSETS
Financial assets		$ 6,937,549
LIABILITIES
Financial liabilities		2,938,034
Fair Value [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 26,253,170	24,800,985
LIABILITIES
Financial liabilities	29,867,341	27,368,510
Fair Value [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,197,406	4,873,448
Fair Value [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	154,232	164,573
Fair Value [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	638,851	559,457
Fair Value [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	11,574,924	11,692,076
Fair Value [Member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	3,794,375	2,646,176
Fair Value [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	7,330,126	7,244,551
Fair Value [Member] | Lease obligations [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	164,304	175,263
Fair Value [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	13,123	12,966
Fair Value [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	3,089,072	1,009,681
Fair Value [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	173,192	231,305
Fair Value [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	105,580	23,313,453
Fair Value [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	7,121	56,396
Fair Value [Member] | Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		75,975
Fair Value [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	22,767,597
Fair Value [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	110,608	114,175
Level 1 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	3,485,573	1,487,532
LIABILITIES
Financial liabilities	10,797,987	8,256,620
Level 1 [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,197,406	4,873,448
Level 1 [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	154,232	164,573
Level 1 [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	638,851	559,457
Level 1 [Member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	3,794,375	2,646,176
Level 1 [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	13,123	12,966
Level 1 [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	3,089,072	1,009,681
Level 1 [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	173,192	231,305
Level 1 [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	105,580
Level 1 [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	7,121	56,396
Level 1 [Member] | Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		75,975
Level 1 [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	110,608	114,175
Level 2 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		191
LIABILITIES
Financial liabilities	19,069,354	19,111,890
Level 2 [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	11,574,924	11,692,076
Level 2 [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	7,330,126	7,244,551
Level 2 [Member] | Lease obligations [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	164,304	175,263
Level 2 [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		191
Level 3 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	22,767,597	23,313,644
Level 3 [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		23,313,453
Level 3 [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		$ 191
Level 3 [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 22,767,597